Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Derivatives	$ 9,800,000		$ 15,300,000
Asset Retirement Obligations	24,822,000		18,670,000	17,222,000
Rex Energy Corporation (Note Issuer)
Derivatives	9,810	[1]
Asset Retirement Obligations	24,822
Quoted Prices in Active Markets for Identical Assets (Level 1) | Rex Energy Corporation (Note Issuer)
Derivatives	0	[1]
Asset Retirement Obligations	0
Significant Other Observable Inputs (Level 2) | Rex Energy Corporation (Note Issuer)
Derivatives	9,810	[1]
Asset Retirement Obligations	0
Significant Unobservable Inputs (Level 3) | Rex Energy Corporation (Note Issuer)
Derivatives	0	[1]
Asset Retirement Obligations	$ 24,822

[1]	All of our derivatives are classified as Level 2 measurements. For information regarding their classifications on our Consolidated Balance Sheets, please refer to the previous table.